Schedule of identifiable assets acquired and liabilities assumed (Details)	Feb. 12, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Net identifiable assets acquired	$ (12,153,595)
Consideration transferred — ordinary shares issued as consideration	180,430,575
Amount attributed, for financial reporting purposes only, to the shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited (Note 35)	44,571,073
Consideration transferred — cash paid, net of the subscription amount received	14,134,800
Consideration transferred — deferred consideration	10,255,102
Consideration transferred — balance of cash consideration under the share sale agreement	259,104
Total consideration transferred	249,650,654
Non-controlling interests	127,514
Goodwill	237,624,573
Mirragin Group [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,986,058
Trade receivables	19,362,582
Unbilled receivables	1,351,447
Prepayments	7,727,711
Inventories	1,555,639
Other current assets	4,253,377
Property, plant and equipment	1,621,997
Investment property	4,096,400
Intangible assets	6,312
Right-of-use assets	359,029
Non-current investments	784,570
Deferred tax assets	796,552
Other non-current assets	753,461
Trade payables	(16,132,195)
Contract liabilities	(7,519,363)
Provisions and employee benefit obligations	(896,428)
Other financial liabilities — current	(7,459,514)
Other non-financial liabilities	(884,487)
Lease liabilities	(380,527)
Deferred tax liabilities	(157)
Other financial liabilities — non-current	(2,228,869)
Net identifiable assets acquired	12,153,595
Consideration transferred — ordinary shares issued as consideration	180,430,575
Amount attributed, for financial reporting purposes only, to the shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited (Note 35)	44,571,073
Consideration transferred — cash paid, net of the subscription amount received	14,134,800
Consideration transferred — deferred consideration	10,255,102
Consideration transferred — balance of cash consideration under the share sale agreement	259,104
Total consideration transferred	249,650,654
Non-controlling interests	127,514
Goodwill	$ 237,624,573